FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	487,677	0
Change in value used for calculating hedge ineffectiveness	(27)	13,650
Cash flow hedge reserve (AOCI)	27	(13,650)
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	3,048	(1,945)
Cash flow hedge reserve (AOCI)	(3,048)	1,945
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(1,781)	736
Cash flow hedge reserve (AOCI)	1,781	(736)
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(12,592)	4,733
Cash flow hedge reserve (AOCI)	12,592	(4,733)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	5,257	10,126
Cash flow hedge reserve (AOCI)	$ (5,257)	$ (10,126)